UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 8.1%	AMP Ltd.	27,826	$159,530
	AXA Asia Pacific Holdings Ltd.	14,555	55,867
	Amcor Ltd.	10,641	51,281
	Aristocrat Leisure Ltd.	294	1,355
	Australia & New Zealand Banking Group Ltd.	27,980	599,353
	Australian Stock Exchange Ltd.	5,099	157,979
	BHP Billiton Ltd.	62,208	2,051,652
	BlueScope Steel Ltd.	12,258	31,546
	Boral Ltd.	7,301	39,115
	Brambles Ltd.	5,916	42,051
	CSL Ltd.	5,644	166,323
	CSR Ltd.	1	2
	Caltex Australia Ltd.	1,699	18,101
	Coca-Cola Amatil Ltd.	13,897	120,216
	Cochlear Ltd.	5,334	313,707
	Commonwealth Bank of Australia Ltd.	18,660	847,657
	Crown Ltd.	6,619	52,164
	Energy Resources of Australia Ltd.	1,999	44,296
	Foster’s Group Ltd.	46,163	225,843
	Goodman Fielder Ltd.	18,143	26,653
	Harvey Norman Holdings Ltd.	7,509	28,407
	Insurance Australia Group Ltd.	492	1,636
	James Hardie Industries NV	6,109	42,293
	Lend Lease Corp., Ltd.	21,631	201,464
	Macquarie Airports Group	9,774	24,400
	Macquarie Group Ltd.	12,727	657,099
	Metcash Ltd.	10,936	43,353
	Mirvac Group	36,431	53,582
	National Australia Bank Ltd.	49,863	1,349,317
	Origin Energy Ltd.	6,493	93,275
	Paladin Resources Ltd. (a)	13,227	52,242
	QBE Insurance Group Ltd.	42,927	907,643
	Qantas Airways Ltd.	14,851	37,306
	Rio Tinto Ltd.	12,941	672,551
	SP AusNet	13,810	10,747
	Santos Ltd.	36,634	490,164
	Sims Metal Management Ltd.	2,194	43,903
	Sonic Healthcare Ltd.	372	4,651
	Stockland	13,649	48,854
	Tabcorp Holdings Ltd.	8,254	51,873
	Toll Holdings Ltd.	79,688	597,666
	Transurban Group	22,566	81,397
	Westfield Group	22,010	268,651
	Westpac Banking Corp.	36,741	847,903
	WorleyParsons Ltd.	2,351	61,322

			11,676,390

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Austria - 0.5%	OMV AG	13,330	$540,101
	Raiffeisen International Bank Holding AG	789	51,788
	Telekom Austria AG	3,326	60,133
	Vienna Insurance Group	560	32,103

			684,125

Belgium - 0.9%	Anheuser-Busch InBev NV	8,510	390,338
	Belgacom SA	2,204	85,989
	Delhaize Group	5,355	372,320
	Dexia NV	13,156	122,014
	Fortis	18,681	87,965
	Groupe Bruxelles Lambert SA	1,197	110,925
	Mobistar SA	431	29,869
	Nationale A Portefeuille	487	26,563
	Solvay SA	1	104
	UCB SA	8	338
	Umicore SA	1,813	54,479

			1,280,904

Bermuda - 0.0%	Mongolia Energy Co. Ltd. (a)	1,352	477

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	844	552

Denmark - 1.1%	A P Moller - Maersk A/S, Class A	48	322,984
	A P Moller - Maersk A/S, Class B	2	13,848
	DSV A/S	2,770	49,649
	Danske Bank A/S	6,492	171,566
	H Lundbeck A/S	2,200	45,830
	Novo-Nordisk A/S, Class B	14,416	906,680
	Topdanmark A/S (a)	225	34,126
	TrygVesta A/S	353	27,100
	William Demant Holding (a)	300	22,382

			1,594,165

Finland - 1.1%	Elisa Corp.	2,100	43,156
	Fortum Oyj	3,260	83,769
	Kesko Oyj, Class B	904	30,344
	Kone Oyj, Class B	2,240	82,453
	Metso Oyj	1,918	54,071
	Neste Oil Oyj	1,752	32,424
	Nokia Oyj	55,456	813,385
	Outokumpu Oyj	1,635	30,878
	Rautaruukki Oyj	1,200	28,877
	Sampo Oyj	6,100	153,982
	Stora Enso Oyj, Class R	8,300	57,952
	UPM-Kymmene Oyj	12,300	147,927
	Wartsila Oyj	1,201	48,201

			1,607,419

France - 10.1%	Air Liquide	2,687	306,176
	Alcatel SA	164,352	740,294
	Alstom	6,643	486,480

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	BNP Paribas SA	4,101	$327,667
	Bouygues	3,184	162,693
	CNP Assurances	5,823	594,383
	Cap Gemini SA	158	8,304
	Carrefour SA	7,204	327,965
	Casino Guichard Perrachon SA	1,772	141,440
	Christian Dior SA	1,000	99,107
	Cie de Saint-Gobain SA	5,234	273,502
	Compagnie Generale de Geophysique SA (a)	61	1,430
	Compagnie Generale des Etablissements Michelin	935	73,627
	Credit Agricole SA	8,598	180,514
	Dassault Systemes SA	9,116	509,350
	Eiffage	584	37,315
	Electricite de France SA	4,313	256,731
	Eurazeo	400	26,254
	European Aeronautic Defense and Space Co.	1,924	43,369
	Eutelsat Communications (a)	726	22,131
	Fonciere Des Regions	287	33,477
	France Telecom SA	16,060	428,273
	GDF Suez	16,778	747,004
	Hermes International	355	52,527
	ICADE	287	30,772
	L’Oreal SA	9,781	974,160
	LVMH Moet Hennessy Louis Vuitton SA	2,509	253,058
	Legrand Promesses	2,170	60,517
	Natixis	2,356	14,276
	PagesJaunes Groupe SA	1,768	23,003
	Peugeot SA	1	31
	Publicis Groupe	16,951	683,286
	Renault SA	8,555	401,918
	STMicroelectronics NV	9,781	92,492
	Safran SA	2,734	51,385
	Sanofi-Aventis	2,770	204,276
	Schneider Electric SA	2,315	235,542
	Societe Generale SA	12,067	976,066
	Suez Environnement SA	1	23
	Technip SA	3,509	224,868
	Total SA	37,283	2,216,100
	Unibail - Rodamco	1,253	260,943
	Vallourec SA	3,326	566,118
	Vinci SA	15,368	872,749
	Vivendi SA	16,624	516,646

			14,538,242

Germany - 6.8%	Adidas-Salomon AG	12,448	657,800
	Allianz AG Registered Shares	5,720	713,597
	BASF SE	11,370	601,987
	Bayer AG	12,291	850,759

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Bayerische Motoren Werke AG	1	$48
	Bayerische Motoren Werke AG (Preference Shares)	757	25,157
	Beiersdorf AG	8	469
	Celesio AG	15,423	425,005
	Commerzbank AG	2,122	26,842
	Deutsche Bank AG Registered Shares	7,545	576,351
	Deutsche Lufthansa AG	3,251	57,391
	Deutsche Telekom AG	36,762	501,703
	E.ON AG	4,193	177,470
	Hannover Rueckversicherung AG Registered Shares	859	39,368
	Infineon Technologies AG (a)	13,340	74,977
	MAN SE	407	33,430
	Metro AG	9,213	520,284
	Muenchener Rueckversicherungs AG Registered Shares	6,459	1,029,457
	RWE AG	6,925	642,333
	Siemens AG	18,123	1,668,781
	Solarworld AG	12,895	310,457
	ThyssenKrupp AG	4,115	140,735
	United Internet AG	10	151
	Volkswagen AG	2,013	331,067
	Wacker Chemie AG	3,016	469,075

			9,874,694

Greece - 0.9%	Alpha Bank AE	30,679	569,106
	Bank of Cyprus Public Co. Ltd.	16,035	122,806
	Coca-Cola Hellenic Bottling Co. SA (a)	923	24,761
	EFG Eurobank Ergasias SA (a)	1	16
	Marfin Investment Group SA	185	800
	National Bank of Greece SA	6,556	236,612
	OPAP SA	6,394	165,301
	Piraeus Bank SA (a)	4,620	86,119
	Public Power Corp.	1,643	36,656

			1,242,177

Hong Kong - 2.0%	ASM Pacific Technology Ltd.	3,000	21,202
	BOC Hong Kong Holdings Ltd.	3,003	6,558
	CLP Holdings Ltd.	42,000	284,770
	Cathay Pacific Airways Ltd.	16,000	25,212
	Cheung Kong Holdings Ltd.	14,000	176,993
	Chinese Estates Holdings Ltd. (a)	12,000	20,207
	Esprit Holdings Ltd.	16,200	108,549
	Hang Lung Group Ltd.	12,007	59,852
	Hang Lung Properties Ltd.	93,000	340,492
	Hang Seng Bank Ltd.	4,500	64,605
	Henderson Land Development Co., Ltd.	15,000	98,243
	The Hong Kong & China Gas Ltd.	19,100	48,137
	Hong Kong Exchanges and Clearing Ltd.	15,000	270,622
	Hopewell Holdings Ltd.	321	1,005

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Hutchison Whampoa Ltd.	30,000	$215,749
	Kerry Properties Ltd.	10,000	53,232
	The Link REIT	500	1,099
	MTR Corp.	500	1,733
	NWS Holdings Ltd.	12,000	23,151
	New World Development Ltd.	195,000	417,704
	Orient Overseas International Ltd.	58,159	295,872
	Sun Hung Kai Properties Ltd.	15,000	220,327
	Swire Pacific Ltd., Class A	3,500	41,069
	Television Broadcasts Ltd.	3,000	12,896
	Wharf Holdings Ltd.	5,875	31,063
	Wheelock and Co., Ltd.	14,000	45,748
	Wing Hang Bank Ltd.	2,500	24,512

			2,910,602

Ireland - 0.4%	CRH Plc	17,272	478,320
	Kerry Group Plc	3,743	107,174
	Ryanair Holdings Plc (a)	139	691

			586,185

Italy - 3.8%	ACEA SpA	2	26
	Banca Monte dei Paschi di Siena SpA	31,798	68,217
	Banco Popolare SpA	48,099	463,337
	Enel SpA	192,980	1,227,475
	Eni SpA	34,026	850,274
	Exor SpA	1,044	19,377
	Fiat SpA	5,309	68,492
	Finmeccanica SpA	612	10,841
	Fondiaria-Sai SpA	3	63
	Intesa Sanpaolo SpA	1	4
	Italcementi SpA	1,025	15,835
	Mediobanca SpA	822	11,259
	Mediolanum SpA	1	7
	Parmalat SpA	43	119
	Saras SpA	4,851	18,752
	Telecom Italia SpA	484,677	852,231
	Telecom Italia SpA (Non-Convertible Savings Shares)	508,008	625,733
	Unicredit SpA	327,991	1,287,328
	Unione Di Banche Italiane ScpA	1,716	26,397

			5,545,767

Japan - 20.5%	Acom Co., Ltd.	680	10,437
	Advantest Corp.	100	2,760
	Aeon Co., Ltd.	18,700	178,351
	Aeon Credit Service Co., Ltd.	1,000	10,035
	Aioi Insurance Co., Ltd.	19,000	96,517
	Alfresa Holdings Corp.	400	16,300
	All Nippon Airways Co., Ltd.	161,000	462,087

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Amada Co., Ltd.	5,000	$33,571
	Aozora Bank Ltd.	1,000	1,446
	Asahi Breweries Ltd.	37,700	688,508
	Asahi Kasei Corp.	26,000	132,059
	Asics Corp.	2,000	18,564
	Astellas Pharma, Inc.	6,600	270,625
	The Bank of Yokohama Ltd.	26,000	126,990
	Bridgestone Corp.	4,400	78,692
	Brother Industries Ltd.	2,902	34,718
	Canon, Inc.	12,900	516,857
	Canon Marketing Japan Inc.	1,000	17,643
	Casio Computer Co., Ltd.	3,400	27,747
	Central Japan Railway Co.	11	79,125
	Chubu Electric Power Co., Inc.	12,800	310,418
	Chugai Pharmaceutical Co., Ltd.	6,300	130,077
	The Chugoku Bank Ltd.	3,000	37,941
	Chugoku Electric Power Co.	3,800	83,500
	Chuo Mitsui Trust Holdings, Inc.	14,000	51,651
	Citizens Holding Co., Ltd.	130	730
	Credit Saison Co., Ltd.	2,000	23,381
	DIC Corp.	8,000	11,386
	Dai Nippon Printing Co., Ltd.	5,000	68,557
	Daiichi Sankyo Co., Ltd.	13,700	282,462
	Dainippon Pharma Co., Ltd.	2,000	21,767
	Daito Trust Construction Co., Ltd.	1,100	47,956
	Daiwa Securities Group, Inc.	23,000	118,158
	Denso Corp.	9,600	281,540
	Diamond Lease Co., Ltd.	840	25,186
	East Japan Railway Co.	5	361
	Eisai Co., Ltd.	5,900	221,547
	Fanuc Ltd.	1,700	151,829
	Fuji Media Holdings, Inc.	7	11,439
	Fuji Photo Film Co., Ltd.	22,900	683,828
	Fujitsu Ltd.	26,000	169,584
	Fukuoka Financial Group, Inc.	454	1,879
	Furukawa Electric Co., Ltd.	9,000	36,415
	The Gunma Bank Ltd.	14,000	76,812
	Hikari Tsushin, Inc.	400	8,720
	Hisamitsu Pharmaceutical Co., Ltd.	900	36,480
	Hitachi Chemical Co., Ltd.	1,400	28,536
	Hitachi Construction Machinery Co., Ltd.	1,500	32,076
	Hitachi Ltd.	140,000	429,868
	Hitachi Metals Ltd.	2,474	25,275
	Hokuhoku Financial Group, Inc.	27,000	62,952
	Hokuriku Electric Power	2	51
	Honda Motor Co., Ltd.	26,000	789,614
	Hoya Corp.	5,500	129,581

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	IHI Corp.	19,000	$38,431
	Inpex Corp.	59	500,541
	Isetan Mitsukoshi Holdings Ltd.	3,382	38,744
	Isuzu Motors Ltd.	17,000	35,861
	Itochu Corp.	21,000	138,469
	Itochu Techno-Science Corp.	400	12,291
	J Front Retailing Co. Ltd.	7,000	42,023
	JFE Holdings, Inc.	18,700	639,453
	JS Group Corp.	100	1,749
	JSR Corp.	26,300	537,278
	JTEKT Corp.	2,400	27,855
	Jafco Co., Ltd.	400	12,169
	Japan Prime Realty Investment Corp.	25	60,553
	Japan Real Estate Investment Corp.	12	97,959
	Japan Retail Fund Investment Corp.	16	86,489
	The Joyo Bank Ltd.	10,000	49,025
	KDDI Corp.	57	320,684
	Kaneka Corp.	4,000	28,665
	The Kansai Electric Power Co., Inc.	14,400	347,577
	Kao Corp.	4,000	98,769
	Kawasaki Heavy Industries Ltd.	2,000	5,067
	Kawasaki Kisen Kaisha Ltd.	25,000	92,318
	Kinden Corp.	2,000	16,675
	Kirin Holdings Co., Ltd.	18,000	275,686
	Kobe Steel Ltd.	76,000	132,195
	Komatsu Ltd.	18,100	337,771
	Konami Corp.	1,400	28,456
	Konica Minolta Holdings, Inc.	7,000	66,063
	Kubota Corp.	7,000	57,993
	Kuraray Co., Ltd.	4,500	49,005
	Kyocera Corp.	1,300	120,088
	Kyowa Hakko Kirin Co. Ltd.	5,000	63,175
	Kyushu Electric Power Co., Inc.	400	9,062
	Leopalace21 Corp.	1,500	12,008
	Makita Corp.	1,700	53,726
	Marubeni Corp.	23,000	115,518
	Marui Group Co. Ltd.	3,700	26,371
	Matsui Securities Co., Ltd.	1,400	11,375
	Mazda Motor Corp.	13,000	29,030
	McDonald’s Holdings Co. Japan Ltd.	964	19,295
	Medipal Holdings Corp.	1,900	26,692
	Mitsubishi Chemical Holdings Corp.	104,500	432,970
	Mitsubishi Corp.	18,900	380,123
	Mitsubishi Electric Corp.	15,000	113,342
	Mitsubishi Gas Chemical Co., Inc.	5,000	27,093
	Mitsubishi Heavy Industries Ltd.	24,000	90,583
	Mitsubishi Materials Corp.	100	275

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Mitsubishi Motors Corp. (a)	6	$10
	Mitsubishi UFJ Financial Group, Inc.	199,012	1,063,549
	Mitsui & Co., Ltd.	20,704	269,351
	Mitsui OSK Lines Ltd.	8,000	47,176
	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,300	90,400
	Mitsumi Electric Co., Ltd.	1,100	23,635
	Mizuho Financial Group, Inc.	332,698	655,255
	NEC Corp.	24,000	75,100
	NGK Insulators Ltd.	1,000	23,072
	NHK Spring Co., Ltd.	2,000	16,466
	NSK Ltd.	7,000	43,259
	NTN Corp.	6,000	24,824
	NTT Data Corp.	18	57,477
	NTT DoCoMo, Inc.	247	393,416
	Namco Bandai Holdings, Inc.	2,700	27,583
	Nidec Corp.	1,400	113,338
	Nikon Corp.	3,000	54,641
	Nintendo Co., Ltd.	3,000	765,031
	Nippon Building Fund, Inc.	13	115,729
	Nippon Express Co., Ltd.	10,000	40,590
	Nippon Oil Corp.	3,000	16,787
	Nippon Paper Group, Inc.	100	2,878
	Nippon Sanso Corp.	4,000	47,466
	Nippon Sheet Glass Co., Ltd.	112,000	372,612
	Nippon Steel Corp.	52,000	189,297
	Nippon Telegraph & Telephone Corp.	19,700	909,191
	The Nishi-Nippon City Bank Ltd.	34,000	85,621
	Nissan Motor Co., Ltd.	98,000	660,407
	Nomura Real Estate Office Fund, Inc.	3	19,889
	Nomura Research Institute Ltd.	1,600	38,006
	ORIX Corp.	6,250	379,608
	Olympus Corp.	13,000	343,127
	Onward Holdings Co., Ltd.	2,000	14,839
	Oracle Corp. Japan	100	4,450
	Otsuka Shokai Co., Ltd.	200	11,942
	Panasonic Corp.	31,000	453,656
	Promise Co., Ltd.	900	4,891
	Resona Holdings, Inc.	10	128
	Ricoh Co., Ltd.	10,000	145,245
	Rinnai Corp.	500	23,556
	Rohm Co., Ltd.	300	20,901
	SMC Corp.	100	12,250
	Sankyo Co., Ltd. (Gunma)	800	49,936
	Sapporo Hokuyo Holdings, Inc.	4,000	14,160
	Secom Co., Ltd.	1,000	50,234
	Seiko Epson Corp.	1,700	25,400
	Seven & I Holdings Co., Ltd.	9,636	229,984

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Seven Bank Ltd.	9	$22,249
	Sharp Corp.	13,600	150,894
	Shikoku Electric Power Co., Inc.	2,500	76,238
	Shimamura Co., Ltd.	1,100	107,833
	Shimano, Inc.	900	38,708
	Shin-Etsu Chemical Co., Ltd.	13,800	846,606
	Shinko Securities Co., Ltd.	8,000	29,001
	Shinsei Bank Ltd.	13,000	19,848
	Shionogi & Co., Ltd.	7,000	165,588
	Shiseido Co., Ltd.	11,000	191,542
	Showa Denko KK	143,000	290,205
	Showa Shell Sekiyu KK	2,000	21,809
	Softbank Corp.	7,300	160,006
	Sojitz Corp.	15,700	29,766
	Sony Corp.	11,500	336,985
	Square Enix Holdings Co., Ltd.	3	81
	Stanley Electric Co., Ltd.	2,000	40,488
	Sumco Corp.	4,700	106,415
	Sumitomo Chemical Co., Ltd.	14,000	58,130
	Sumitomo Corp.	16,000	164,155
	Sumitomo Electric Industries Ltd.	4,000	52,231
	Sumitomo Heavy Industries Ltd.	5,000	24,251
	Sumitomo Metal Industries Ltd.	20,300	49,740
	Sumitomo Mitsui Financial Group, Inc.	20,526	711,478
	Sumitomo Realty & Development Co., Ltd.	3,000	54,648
	Sumitomo Rubber Industries, Ltd.	2,300	21,662
	The Sumitomo Trust & Banking Co., Ltd.	30,000	158,514
	Suruga Bank Ltd.	9,000	84,932
	Suzuken Co., Ltd.	1,000	34,485
	T&D Holdings, Inc.	3,250	87,585
	TDK Corp.	400	23,046
	Taiheiyo Cement Corp.	12,000	15,970
	Taisei Corp.	13,000	25,738
	Takeda Pharmaceutical Co., Ltd.	10,900	453,399
	Terumo Corp.	4,100	224,863
	Toho Gas Co., Ltd.	7,000	31,919
	Tokio Marine Holdings, Inc.	7,933	228,573
	Tokyo Electron Ltd.	1,000	63,589
	Tokyo Steel Manufacturing Co., Ltd.	1,600	19,572
	Tokyo Tatemono Co., Ltd.	4,000	19,486
	Tokyu Corp.	31,000	148,619
	Tokyu Land Corp.	20,000	79,555
	Toppan Printing Co., Ltd.	8,000	75,517
	Toray Industries, Inc.	2,000	12,091
	Toshiba Corp.	86,000	450,145
	Tosoh Corp.	7,000	17,647
	Toyo Seikan Kaisha Ltd.	100	1,915

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Toyo Suisan Kaisha, Ltd.	1,000	$27,057
	Toyoda Gosei Co., Ltd.	900	26,246
	Toyota Boshoku Corp.	100	1,973
	Toyota Industries Corp.	2,600	71,175
	Toyota Motor Corp.	37,400	1,487,417
	Trend Micro, Inc.	1,500	55,655
	Tsumura & Co.	900	32,454
	UNY Co., Ltd.	3,000	22,378
	USS Co., Ltd.	10	595
	Ushio, Inc.	1,500	26,117
	West Japan Railway Co.	39	147,598
	Yahoo! Japan Corp.	407	137,900
	Yamada Denki Co., Ltd.	300	20,240
	Yamaguchi Financial Group, Inc.	3,000	31,044
	Yamaha Corp.	100	1,180
	Yamaha Motor Co., Ltd.	36,800	452,641
	Yamato Kogyo Co. Ltd.	600	16,808
	Yamato Transport Co., Ltd.	3,476	57,032
	The Yasuda Trust & Banking Co., Ltd.	65,000	68,529

			29,639,248

Kazakhstan - 0.3%	Eurasian Natural Resources Corp.	27,565	387,442

Luxembourg - 0.7%	ArcelorMittal	23,122	862,158
	SES Global	3,926	89,145

			951,303

Netherlands - 2.6%	ASML Holding NV	5,987	176,686
	Aegon NV	19,440	166,235
	Akzo Nobel NV	5,036	312,999
	Heineken NV	8	371
	ING Groep NV CVA	22,884	410,950
	Koninklijke Ahold NV	54,548	658,404
	Koninklijke DSM NV	2,421	101,375
	Koninklijke KPN NV	18,638	309,614
	Koninklijke Philips Electronics NV	13,430	327,612
	TNT NV	1,658	44,552
	Unilever NV	41,015	1,186,796

			3,695,594

New Zealand - 0.1%	Auckland International Airport Ltd.	44	59
	Fletcher Building Ltd.	8,477	50,933
	Sky City Ltd.	1	2
	Telecom Corp. of New Zealand Ltd.	66,386	127,378

			178,372

Norway - 0.8%	Norsk Hydro ASA	9,949	66,506
	StatoilHydro ASA	40,624	917,166
	Telenor ASA	12,200	141,561
	Yara International ASA	25	790

			1,126,023

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Portugal - 0.1%	Banco Comercial Portugues SA Registered Shares	58,795	$87,097
	Banco Espirito Santo SA Registered Shares	1	7
	Galp Energia SGPS SA (a)	2,355	40,776
	Portugal Telecom SGPS SA Registered Shares	5,240	55,674

			183,554

Singapore - 1.2%	CapitaLand Ltd.	500	1,311
	City Developments Ltd.	36,000	261,713
	ComfortDelgro Corp. Ltd.	27,000	30,764
	Cosco Corp. (Singapore) Ltd.	1,000	846
	Jardine Cycle & Carriage Ltd.	2,099	36,011
	Keppel Corp. Ltd.	18,000	102,849
	Noble Group Ltd.	20,000	34,496
	Oversea-Chinese Banking Corp.	7,134	39,568
	SembCorp Industries Ltd.	12,000	28,679
	Sembcorp Marine Ltd.	165,000	369,394
	Singapore Airlines Ltd.	7,466	72,821
	Singapore Exchange Ltd.	13,000	77,284
	Singapore Telecommunications Ltd.	79,726	183,204
	UOL Group Ltd.	7,000	17,003
	United Overseas Bank Ltd.	9,000	106,737
	Wilmar International Ltd.	97,000	432,094

			1,794,774

Spain - 4.5%	Acerinox SA	2,036	43,840
	Banco de Sabadell SA	1,019	7,546
	Banco Popular Espanol SA	3,608	36,294
	Banco Santander SA	111,880	1,807,364
	Bankinter SA	2,373	30,009
	Corp. Mapfre SA	64,775	290,535
	Criteria Caixacorp. SA	40,458	208,350
	Fomento de Construcciones y Contratas SA	1,029	48,280
	Gamesa Corp. Tecnologica SA	16,208	364,689
	Gas Natural SDG SA	3,108	68,929
	Gestevision Telecinco SA	1,429	18,078
	Grupo Ferrovial SA	52	2,495
	Iberdrola Renovables	1	5
	Iberdrola SA	113,295	1,114,581
	Iberia Lineas Aereas de Espana	1	3
	Repsol YPF SA	6,913	188,184
	Sacyr Vallehermoso SA	803	15,237
	Telefonica SA	81,283	2,248,868
	Zardoya Otis SA	1	22

			6,493,309

Sweden - 2.2%	Atlas Copco AB, Class A	25	322
	Electrolux AB	20,563	470,702
	Getinge AB, Class B	35,425	595,394

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Hennes & Mauritz AB, B Shares	5,675	$318,983
	Husqvarna AB	5,919	41,237
	Millicom International Cellular SA (a) - ADR	1,346	98,502
	Nordea Bank AB	36,905	373,066
	SSAB AB	3,756	56,760
	Securitas AB	4,448	42,930
	Skandinaviska Enskilda Banken AB, Class A	11,808	79,982
	Skanska AB, Class B	9,884	145,193
	Svenska Cellulosa AB	7,961	108,147
	Swedish Match AB	3,469	69,874
	Telefonaktiebolaget LM Ericsson	77,022	775,295
	TeliaSonera AB	5	33
	Volvo AB, A Shares	6,386	57,435

			3,233,855

Switzerland - 7.7%	ABB Ltd.	26,453	531,927
	Actelion Ltd. (a)	9	560
	Adecco SA Registered Shares	1,718	91,494
	Aryzta AG (a)	1,162	47,392
	BKW FMB Energie AG	4	347
	Baloise Holding AG	5	479
	Compagnie Financiere Richemont SA	7,610	215,432
	Credit Suisse Group AG	23,289	1,295,750
	GAM Holdings Ltd.	3,075	154,227
	Geberit AG	601	92,514
	Holcim Ltd. (a)	3,492	240,109
	Kuehne & Nagel International AG	754	65,675
	Logitech International SA (a)	2,513	45,903
	Lonza Group AG Registered Shares	790	86,225
	Nestle SA Registered Shares	64,302	2,745,095
	Novartis AG Registered Shares	41,442	2,081,664
	Pargesa Holding SA	366	31,680
	Roche Holding AG	10,568	1,708,726
	Schindler Holding AG	1,011	70,073
	Sonova Holding AG	671	67,893
	The Swatch Group Ltd. Registered Shares	730	33,264
	Swiss Life Holding	514	61,061
	Swiss Reinsurance Co. Registered Shares	5,440	246,663
	Syngenta AG	1,705	391,818
	UBS AG	12,338	226,216
	Zurich Financial Services AG	2,143	510,990

			11,043,177

United Kingdom - 20.0%	Admiral Group Plc	6,561	121,508
	Amec Plc	4,742	57,438
	Anglo American Plc (a)	1,542	49,206

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Antofagasta Plc	43,034	$523,463
	AstraZeneca Plc	18,856	845,635
	Autonomy Corp Plc (a)	2,743	71,620
	Aviva Plc	27,404	197,006
	BAE Systems Plc	90,663	507,200
	BG Group Plc	47,305	824,482
	BP Plc	257,154	2,278,062
	Balfour Beatty Plc	91,400	471,944
	Barclays Plc	217,945	1,291,620
	Berkeley Group Holdings Plc (a)	1,294	18,323
	British Airways Plc	7,736	27,364
	British American Tobacco Plc	435	13,665
	British Land Co. Plc	20,714	157,704
	British Sky Broadcasting Plc	16,207	148,464
	Burberry Group Plc	1	8
	Cable & Wireless Plc	1	2
	Cairn Energy Plc (a)	2	89
	The Carphone Warehouse Plc	38,186	117,226
	Centrica Plc	72,845	293,396
	Cobham Plc	67,048	235,208
	Compass Group Plc	101,773	623,409
	Diageo Plc	30,016	461,801
	Drax Group Plc	45,248	341,604
	Experian Group Ltd.	71,364	602,621
	Friends Group Provident Plc	32,835	43,750
	GlaxoSmithKline Plc	37,454	738,481
	Group 4 Securicor Plc	106,555	376,829
	HSBC Holdings Plc	295,430	3,382,837
	Hammerson Plc	9,930	62,666
	Home Retail Group	12,522	54,542
	Imperial Tobacco Group Plc	7	203
	Intercontinental Hotels Group Plc	3,543	45,976
	Invensys Plc	10,982	51,270
	Investec Plc	51,711	379,641
	J Sainsbury Plc	17,241	89,732
	Johnson Matthey Plc	2,678	59,680
	Kingfisher Plc	32,410	110,535
	Legal & General Group Plc	210,494	296,871
	Liberty International Plc	2,339	17,983
	Lloyds TSB Group Plc	1	2
	Man Group Plc	42,468	225,537
	Next Plc	18,083	518,926
	Old Mutual Plc	285,489	457,548
	Petrofac Ltd.	2,960	46,845
	Prudential Plc	24,100	232,273
	Rangold Resources Ltd.	1,065	74,385
	Reed Elsevier Plc	25,397	190,873

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Rio Tinto Plc Registered Shares	13,905	$591,066
	Rolls-Royce Group Plc	105,273	794,377
	Royal & Sun Alliance Insurance Group	71,301	152,806
	Royal Bank of Scotland Group Plc	1	1
	Royal Dutch Shell Plc	47,353	1,343,031
	Royal Dutch Shell Plc, Class B	35,240	978,936
	SABMiller Plc	35,700	862,623
	Schroders Plc	6,442	112,747
	Scottish & Southern Energy Plc	13,126	246,724
	Severn Trent Plc	28,197	438,254
	Shire Ltd.	643	11,162
	Smiths Group Plc	5,325	75,846
	Standard Chartered Plc	41,318	1,020,615
	Standard Life Plc	43,178	151,547
	TUI Travel Plc	106,051	432,061
	Tesco Plc	112,148	717,937
	Tullow Oil Plc	11,417	206,570
	Unilever Plc	21,086	602,511
	United Utilities Group Plc	66,900	489,165
	Vodafone Group Plc	705,627	1,585,160
	WPP Plc	17,444	150,034
	Whitbread Plc	2,461	47,966
	Wolseley Plc (a)	1,794	43,381
	Xstrata Plc	7,594	111,994

			28,903,967

	Total Common Stocks - 96.4%		139,172,317

	Exchange-Traded Funds

United States - 1.0%	iShares MSCI EAFE Index Fund (b)	26,440	1,446,268

	Total Exchange-Traded Funds - 1.0%		1,446,268

	Preferred Stocks

Germany - 0.6%	RWE AG, 3.50%	7,456	613,082
	Volkswagen AG, 4.35%	1,531	177,686

	Total Preferred Stocks - 0.6%		790,768

	Warrants (c)

Italy - 0.0%	Mediobanca SpA (expries 3/18/11)	783	56
	Unione Di Banche Italiane ScpA (expires 6/30/11)	3,377	402

	Total Warrants - 0.0%		458

	Rights

Belgium - 0.0%	Fortis (expires 7/01/14)	25,376	—

France - 0.0%	BNP Paribas SA (expires 10/13/09)	4,101	8,882

	Total Rights - 0.0%		8,882

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Corporate Bonds	Par (000)	Value

Japan - 0.1%	Mitsubishi Corp., 0.00%, 6/17/11 (d)	5,000	$78,147

Netherlands - 0.1%	Adidas-Salomon International Finance BV, 2.50%, 10/08/18 (d)	100	208,712

	Total Corporate Bonds - 0.2%		286,859

	Total Long-Term Investments (Cost - $124,818,880) - 98.2%		141,705,552

	Short- Term Securities	Shares

	BlackRock Liquidity Funds, TempCash, 0.28% (e)(f)	607,568	607,568

	Total Short-Term Securities (Cost - $607,568) - 0.4%		607,568

	Total Investments (Cost - $125,426,448*) - 98.6%		142,313,120
	Other Assets Less Liabilities - 1.4%		2,079,701

	Net Assets - 100.0%		$144,392,821

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal tax purposes, were as follows:

Aggregate cost	$135,181,969

Gross unrealized appreciation	$20,654,256
Gross unrealized depreciation	(13,523,105)

Net unrealized appreciation	$7,131,151

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Convertible security.

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	607,568	$3,880
BlackRock Liquidity Series, LLC Cash Sweep Series	$(2,979,058)	$2,381

(f)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of September 30, 2009 were as follow:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	100,000	USD	159,480	Goldman Sachs International	10/01/09	$337
EUR	600,000	USD	857,283	Brown Brothers Harriman & Co.	11/12/09	20,702
GBP	175,000	USD	294,135	UBS AG	11/12/09	(14,503)
HKD	450,000	USD	58,119	Brown Brothers Harriman & Co.	11/12/09	(39)
NOK	100,000	USD	16,462	Brown Brothers Harriman & Co.	11/12/09	827
SEK	200,000	USD	27,912	Brown Brothers Harriman & Co.	11/12/09	785
USD	429,989	EUR	300,000	Brown Brothers Harriman & Co.	11/12/09	(9,003)
USD	147,976	EUR	100,000	Goldman Sachs International	11/12/09	1,645
USD	291,519	GBP	175,000	Brown Brothers Harriman & Co.	11/12/09	11,887
USD	58,107	HKD	450,000	UBS AG	11/12/09	27
USD	16,244	NOK	100,000	UBS AG	11/12/09	(1,045)
USD	27,886	SEK	200,000	Brown Brothers Harriman & Co.	11/12/09	(811)

Total						$10,809

•	Financial futures contracts purchased as of September 30,2009 were as follows:

Contracts	Issue	Exchange		Face Amount	Unrealized (Depreciation)

9	DJ Euro Stoxx 50	Eurex	December 2009	$381,033	$(4,760)
4	FTSE 100 Index	LIFFE	December 2009	$326,907	(1,458)
3	Hang Seng Index Future	Hong Kong	October 2009	$405,305	(888)
2	OMXS30 Index Future	Stockholm	October 2009	$26,363	(686)
1	SPI 200 Index AUD Future	Sydney	December 2009	$104,984	(289)
5	Topix Index Future	Tokyo	December 2009	$519,884	(13,005)

Total					$(21,086)

•	Portfolio Abbreviations:

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
France	$336,549
Italy	402
Japan	1,489,390
United Kingdom	18,323
United States	1,446,268

3,290,932
Short-Term Securities	607,568

Total Level 1	3,898,500

Level 2
Long-Term Investments
Australia	11,676,390
Austria	684,125
Belgium	1,280,904
Bermuda	477
Cayaman Islands	552
Denmark	1,594,165
Finland	1,607,419
France	14,210,575
Germany	10,665,462
Greece	1,242,177
Hong Kong	2,910,602
Ireland	586,185
Italy	5,545,823

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Assets

Japan	$28,228,005
Kazakhstan	387,442
Luxembourg	951,303
Netherlands	3,904,306
New Zealand	178,372
Norway	1,126,023
Portugal	183,554
Singapore	1,794,774
Spain	6,493,309
Sweden	3,233,855
Switzerland	11,043,177
United Kingdom	28,885,644

Total Level 2	138,414,620

Level 3	—

Total	$142,313,120

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$36,210	$(46,487)
Level 2	—	—
Level 3	—	—

Total	$36,210	$(46,487)

1 Other financial instruments are foreing currency exchange contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2009